S000066407 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	64 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.68%	5.09%	6.21%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.89%
C000214277 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	4.25%	6.08%
Performance Inception Date			Sep. 12, 2019
C000214277 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.35%	3.08%	4.86%
Performance Inception Date			Sep. 12, 2019
C000214277 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.48%	3.21%	4.63%
Performance Inception Date			Sep. 12, 2019